Financial assets at FVTOCI - Details of equity securities designated as financial assets at FVTOCI (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	₩ 1,427,885	₩ 875,074
Fair value	10,913	155,868
Cumulative gain (loss) on disposal of investments in equity instruments designated at fair value through other comprehensive income	1,806	72,975
Investment for strategic business partnership purpose
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	₩ 1,324,666	₩ 766,900
Description of reason for using presentation alternative	Investment for strategic business partnership purpose	Investment for strategic business partnership purpose
Debt-equity swap
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	₩ 103,219	₩ 108,168
Description of reason for using presentation alternative	Debt-equity swap	Debt-equity swap
Others (Insurance for mutual aid association etc.)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	₩ 0	₩ 6
Description of reason for using presentation alternative	Others	Others
Description of reason for acquiring of investments in equity instruments designated at fair value through other comprehensive income	Insurance for mutual aid association etc.